Share Capital and Warrants - Maturity dates and exercise terms of the warrants outstanding (Details) $ / shares in Units, $ in Millions	Mar. 17, 2023 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 12, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	Mar. 16, 2023 $ / shares	Mar. 02, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of Warrants		78,068,475	78,068,475		26,958,699					24,046,640
Exercise Price | (per share)		$ 7.17			$ 12.93	$ 10.7		$ 18		$ 17.86
Number of warrants to purchase common stock	1					1
Increase in fair value of amended share purchase warrants classified as equity instruments | $	$ 4.5
2022 Brokered private placement
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares	$ 14.75						$ 22.8
2022 Non-brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants		7,752,916	7,752,916
Exercise Price | $ / shares			$ 14.75			$ 10.7		$ 18
2023 Bought Deal Financing
Disclosure of classes of share capital [line items]
Number of Warrants		11,363,933	11,363,933
Exercise Price | $ / shares		$ 10.7							$ 8.55
Number of warrants to purchase common stock									1
2024 Brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants		31,946,366	31,946,366
Exercise Price | $ / shares			$ 3	$ 3
Number of warrants to purchase common stock				1
2024 Non-brokered private placement.
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares			$ 3
Number of warrants to purchase common stock		1	1
Non-Brokered Private Placement 2024, Oct 1 2029, Maturity One [Member]
Disclosure of classes of share capital [line items]
Number of Warrants		7,841,850	7,841,850
Exercise Price | $ / shares			$ 8.55
Non-Brokered Private Placement 2024, Oct 1 2029, Maturity Two [Member]
Disclosure of classes of share capital [line items]
Number of Warrants		19,163,410	19,163,410
Exercise Price | $ / shares			$ 3